Walthausen Small Cap Value Fund
	Schedule of Investments
	October 31, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Broadwoven Fabric Mills, Man Made Fiber & Silk
24,645	Albany International Corp. - Class A		$ 1,987,619	1.51%

Construction - Special Trade Contractors
25,285	Ameresco, Inc. - Class A *		2,076,657	1.57%

Crude Petroleum & Natural Gas
28,740	Gulfport Energy Corporation *		2,357,830	1.79%

Electric Lighting & Wiring Equipment
47,090	AZZ Inc.		2,501,892
248,920	LSI Industries Inc.		1,851,965
			4,353,857	3.30%

Electronic Components & Accessories
69,490	Vishay Precision Group, Inc. *		2,368,914	1.80%

Electronic Connectors
53,165	Methode Electronics, Inc. - Class A		2,236,652	1.69%

Electrical Industrial Apparatus
131,035	Thermon Group Holdings, Inc. *		2,264,285	1.72%

Electronic Work
12,940	Comfort Systems USA, Inc.		1,183,622	0.90%

Finance Services
52,705	Green Dot Corporation *		2,232,584	1.69%

Heavy Construction Other Than Building Construction - Contractors
108,296	Great Lakes Dredge & Dock Corporation *		1,648,265	1.25%

Household Audio & Video Equipment
81,870	Knowles Corporation *		1,706,171	1.29%

Instruments for Measuring & Testing of Electricity & Electric Signals
58,315	Allied Motion Technologies, Inc.		2,049,772
59,760	Cohu, Inc. *		1,914,710
			3,964,482	3.00%

Metal Forgings & Stampings
27,575	Materion Corporation		1,990,364	1.51%

Mobile Homes
72,190	Legacy Housing Corporation *		1,281,373
37,170	Skyline Champion Corporation *		2,353,604
			3,634,977	2.75%

Motor Vehicles Parts & Accessories
161,320	Holley Inc. *		1,758,388	1.33%

National Commercial Banks
50,741	Camden National Corporation		2,415,272
31,523	City Holding Company		2,508,600
69,480	NBT Bancorp Inc.		2,549,221
9,999	Pinnacle Financial Partners, Inc.		965,603
			8,438,696	6.39%

Oil & Gas Field Services, NEC
136,270	ProPetro Holding Corp. *		1,306,829	0.99%

Operative Builders
31,379	M/I Homes, Inc. *		1,796,762	1.36%

Printed Circuit Boards
85,400	Kimball Electronics, Inc. *		2,455,250	1.86%

Pulp Mills
206,130	Mercer International Inc. (Canada)		2,220,020	1.68%

Refrigeration & Service Industry Machinery
31,520	Tennant Company		2,504,579	1.90%

Retail - Eating Places
9,620	Jack in the Box Inc.		951,899	0.72%

Retail - Jewelry Stores
29,785	Signet Jewelers Limited * (Bermuda)		2,656,226	2.01%

Retail - Retail Stores, NEC
67,140	Titan Machinery Inc. *		1,908,119	1.45%

Sanitary Services
89,841	Heritage-Crystal Clean, Inc. *		3,114,787	2.36%

Savings Institution, Federally Chartered
96,235	OceanFirst Financial Corp.		2,133,530	1.62%

Semiconductors & Related Devices
22,810	Kulicke and Soffa Industries, Inc. (Singapore)		1,300,170
21,490	OSI Systems, Inc. *		2,000,934
			3,301,104	2.50%

Services - Automotive Repair, Services & Parking
44,405	Monro, Inc.		2,742,453	2.08%

Services - Educational Services
157,405	Perdoceo Education Corporation *		1,671,641	1.27%

Services - Engineering Services
49,145	VSE Corporation		2,730,005	2.07%

Services - Equipment Rental & Leasing, NEC
85,418	Textainer Group Holdings Limited * (Bermuda)		3,356,073	2.54%

Services - Home Health Care Services
49,280	Apria, Inc. *		1,844,550	1.40%

Services - Management Consulting Services
87,207	The Hackett Group, Inc.		1,843,556	1.40%

Services - To Dwellings & Other Buildings
39,948	ABM Industries Incorporated		1,758,111	1.33%

Special Industry Machinery, NEC
35,660	Axcelis Technologies, Inc.		1,958,804	1.48%

State Commercial Banks
58,155	First Bancorp		2,815,865
59,535	First Financial Corporation		2,551,075
45,805	Great Southern Bancorp, Inc.		2,584,776
52,585	Heartland Financial USA, Inc.		2,635,560
115,260	Horizon Bancorp, Inc. *		2,198,008
21,095	Lakeland Financial Corporation		1,516,098
78,105	Seacoast Banking Corporation of Florida *		2,845,365
30,560	Stock Yards Bancorp, Inc.		1,871,800
52,235	TriCo Bancshares		2,289,460
17,970	Triumph Bancorp, Inc. *		2,107,881
47,575	Washington Trust Bancorp, Inc.		2,600,450
			26,016,338	19.72%

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
76,950	Commercial Metals Company		2,476,251	1.88%

Surety Insurance
86,682	NMI Holdings, Inc. - Class A *		2,104,639	1.59%

Surgical & Medical Instruments & Apparatus
28,070	NuVasive, Inc. *		1,497,815
16,430	UFP Technologies, Inc. *		1,016,853
			2,514,668	1.91%

Title Insurance
38,560	Stewart Information Services Corporation		2,744,315	2.08%

Wholesale - Industrial Machinery & Equipment
29,178	Global Industrial Company		1,184,043	0.90%

Total for Common Stocks (Cost $86,484,818)			123,497,915	93.59%

REAL ESTATE INVESTMENT TRUSTS
53,090	EPR Properties		2,665,649
138,192	Global Medical REIT, Inc.		2,291,223
118,175	UMH Properties, Inc.		2,829,110
	(Cost $4,835,288)		7,785,982	5.90%

MONEY MARKET FUNDS
1,002,392	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **		1,002,392	0.76%
	(Cost $1,002,392)

Total Investment Securities			132,286,289	100.25%
	(Cost $92,322,498)

Liabilities in Excess of Other Assets			(325,905)	-0.25%

Net Assets			$131,960,384	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at October 31, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at October 31, 2021, was $92,322,498. At October 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

		Unrealized Gain	$ 40,797,314
		Unrealized Loss	(833,523)
		Unrealized Gain	$ 39,963,791

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$123,497,915	$ -	$ -	$ 123,497,915
Real Estate Investment Trusts	7,785,982	-	-	7,785,982
Money Market Funds	1,002,392	-	-	1,002,392
Total	$132,286,289	$ -	$ -	$ 132,286,289

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended October 31, 2021.